THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
CERTIFICATES OF DEPOSIT-FOREIGN (0.3%)
CANADA (0.3%)
$  4,000,000    Canadian Imperial Bank of Commerce, 6.20% due
                  08/01/00 (cost $4,000,662).....................    Aa3/AA-      $     4,073,480
                                                                                  ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (11.7%)
FINANCIAL SERVICES (11.7%)
   2,451,344    American Southwest Financial Corp., REMIC:
                  Support Bond, Series 60, Class D, Callable,
                  8.90% due 03/01/18.............................     NR/AAA            2,618,773
  28,113,000    Associates Manufactured Housing Pass Through,
                  Sequential Payer, Series 1997-1, Class A3,
                  Callable, 6.60% due 06/15/28...................    Aaa/AAA           29,211,375
     669,926    BA Mortgage Securities, Inc., REMIC: Subordinated
                  Bond, NAS, Series 1997-1, Class B2, Callable,
                  7.50% due 07/25/26.............................     NR/NR               676,626
     829,830    BA Mortgage Securities, Inc., REMIC: Subordinated
                  Bond, NAS, Series 1997-1, Class B3, Callable,
                  (144A), 7.50% due 07/25/26.....................     NR/NR               790,932
     404,212    Banc One Auto Grantor Trust, Sequential Payer,
                  Series 1997-A, Class A, Callable, 6.27% due
                  11/20/03.......................................    Aaa/AAA              410,680
   2,253,150    Bear Stearns Structured Securities Inc., REMIC:
                  Sequential Payer, Series 1997-2, Class 1A5,
                  Callable, (144A), 7.00% due 08/25/36...........     Aaa/NR            2,264,416
     850,000    Caterpillar Financial Asset Trust, Sequential
                  Payer, Series 1997-A, Class A3, Callable, 6.45%
                  due 05/25/03...................................     NR/AAA              875,585
   2,000,000    Chase Commercial Mortgage Securities Corp.,
                  Subordinated Bond, Series 1996-2, Class F,
                  Callable, (144A), 6.90% due 11/19/06...........     NR/NR             1,732,500
  15,699,000    Chemical Mortgage Securities, Inc., REMIC:
                  Sequential Payer, AS, Series 1996-1, Class A7,
                  Callable, 7.25% due 01/25/26...................    Aaa/AAA           15,834,796
      22,595    Chevy Chase Auto Receivables Trust, Pass-Through,
                  Series 1995-1, Class A, Callable, 6.00% due
                  12/15/01.......................................    Aaa/AAA               22,611
   1,200,000    Citibank Credit Card Master Trust I, Series
                  1998-1, Class A, Callable, 5.75% due
                  01/15/03.......................................    Aaa/AAA            1,215,750
   4,454,018    Collateralized Mortgage Obligation Trust, REMIC:
                  Accrual Bond, Series 62, Class Z, Callable,
                  9.50% due 06/25/20.............................    Aaa/AAA            4,490,630
     636,845    Countrywide Home Loans, REMIC: Sequential Payer,
                  Series 1997-4, Class A, Callable, 8.00% due
                  08/25/27.......................................     Aaa/NR              650,123
   2,040,142    Countrywide Home Loans, REMIC: Sequential Payer,
                  Series 1998-5, Class A, Callable, 6.75% due
                  05/25/28.......................................     NR/AAA            2,033,129
   2,275,695    Criimi Mae Financial Corp., Sequential Payer,
                  Series 1, Class A, Callable, 7.00% due
                  01/01/33.......................................     NR/AAA            2,267,872
   5,089,000    CS First Boston Mortgage Securities Corp.,
                  Subordinated Bond, Series 1997-C2, Class B,
                  Callable, 6.72% due 11/17/07...................     Aa2/NR            5,200,322
   4,844,875    Deutsche Mortgage & Asset Receiving Corp.,
                  Sequential Payer, Series 1998-C1, Class A1,
                  Partially Callable, 6.22% due 09/15/07.........     Aaa/NR            4,910,735
   2,452,000    First Union-Lehman Brothers Commecial Mortgage,
                  Subordinated Bond, Series 1997-C2, Class E,
                  Partially Callable, 7.12% due 11/18/12.........   Baa3/BBB-           2,272,697
   1,015,154    Fleetwood Credit Corp. Grantor Trust, Sequential
                  Payer, Series 1995-B, Class A, Callable, 6.55%
                  due 05/16/11...................................    Aaa/AAA            1,035,041
   8,855,000    GE Capital Mortgage Services, Inc., REMIC:
                  PAC-1(11), AS, Series 1994-17, Class A5,
                  Callable, 7.00% due 05/25/24...................    Aaa/AAA            8,930,090

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
FINANCIAL SERVICES (CONTINUED)
$    239,689    GE Capital Mortgage Services, Inc., REMIC:
                  Subordinated Bond, NAS, Series 1997-10, Class
                  B2, Callable, 6.75% due 09/25/12...............     NR/NR       $       234,866
   2,506,283    GE Capital Mortgage Services, Inc., REMIC:
                  Subordinated Bond, NAS, Series 1997-12, Class
                  B3, Callable, (144A), 7.00% due 12/25/27.......     NR/NR             2,326,144
     678,403    GE Capital Mortgage Services, Inc., REMIC:
                  Subordinated Bond, NAS, Series 1997-13, Class
                  B3, Callable, (144A), 6.75% due 12/25/12.......     NR/NR               656,354
     437,001    GE Capital Mortgage Services, Inc., REMIC:
                  Subordinated Bond, NAS, Series 1998-1, Class
                  B3, Callable, 6.75% due 01/25/13...............     NR/BB               392,440
   1,766,011    GE Capital Mortgage Services, Inc., REMIC:
                  Subordinated Bond, NAS, Series 1998-5, Class
                  B3, Callable, (144A), 6.75% due 05/25/28.......     NR/NR             1,586,651
   1,178,472    Green Tree Financial Corp., Sequential Payer,
                  Series 1992-1, Class A3, Callable, 6.70% due
                  10/15/17.......................................     Aaa/NR            1,183,056
   5,000,000    Green Tree Home Improvement Loan Trust,
                  Sequential Payer, AS, Series 1997-E, Class
                  HEA2, Callable, 6.39% due 01/15/29.............     NR/AAA            5,162,700
   1,029,539    Green Tree Recreational, Equipment & Consumer
                  Trust, Sequential Payer, Series 1996-A, Class
                  A1, Callable, 5.55% due 02/15/18...............    Aaa/AAA            1,043,582
   1,500,000    J.P. Morgan Commercial Mortgage Finance Corp.,
                  Subordinated Bond, CSTR, Series 1996-C2, Class
                  E, Callable, (144A), 8.685% due 11/25/27(j)....     NR/BB             1,419,375
   2,778,878    Merrill Lynch Mortgage Investors, Inc.,
                  Subordinated Bond, CSTR, Series 1995-C2, Class
                  E, Callable, 8.076% due 06/15/21...............     Ba3/NR            2,673,801
   2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                  Subordinated Bond, Series 1997-C1, Class F,
                  Partially Callable, 7.12% due 06/18/29.........     NR/BB             1,611,562
   8,853,896    Midland Realty Acceptance Corp., Sequential
                  Payer, Series 1996-C2, Class A1, Callable,
                  7.02% due 01/25/29.............................     Aaa/NR            9,154,099
   5,000,000    Morgan Stanley Capital I, Inc., REMIC:
                  Subordinated Bond, CSTR, Series 1997-RR, Class
                  D, Callable, (144A), 7.74% due 04/30/39........     NR/NR             3,984,375
   3,624,544    Morgan Stanley Capital I, Inc., Sequential Payer,
                  Series 1998-WF1, Class A1, Partially Callable,
                  6.25% due 07/15/07.............................     NR/AAA            3,659,656
   1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                  Bond, Series 1995-GAL1, Class E, Callable,
                  (144A), 8.25% due 08/15/05.....................     NR/NR               931,875
   2,000,000    Morgan Stanley Capital I, Inc., Subordinated
                  Bond, Series 1997-HF1, Class F, Partially
                  Callable, (144A), 6.86% due 02/15/10...........     NR/NR             1,504,375
     286,077    Morgan Stanley Mortgage Trust, REMIC: Sequential
                  Payer, Series V, Class 4, Callable, 8.95% due
                  05/01/17.......................................     NR/AAA              295,297
   1,888,387    Mortgage Capital Funding, Inc., Sequential Payer,
                  Series 1997-MC2, Class A1, Partially Callable,
                  6.525% due 01/20/07............................     Aaa/NR            1,933,531
     990,083    Norwest Asset Securities Corp., REMIC:
                  Subordinated Bond, NAS, Series 1997-9, Class
                  B3, Callable, (144A), 7.00% due 06/25/12.......     NR/NR               972,756
     510,538    Norwest Asset Securities Corp., REMIC:
                  Subordinated Bond, NAS, Series 1998-3, Class
                  B3, Callable, (144A), 6.75% due 02/25/13.......     NR/NR               494,265
     805,497    Norwest Asset Securities Corp., REMIC:
                  Subordinated Bond, NAS, Series 1998-4, Class
                  2B3, Callable, (144A), 6.75% due 02/25/28......     NR/NR               649,223
     795,153    Norwest Asset Securities Corp., REMIC:
                  Subordinated Bond, NAS, Series 1998-5, Class
                  B3, Callable, (144A), 6.75% due 03/25/28.......     NR/NR               640,185
     480,134    Residential Funding Mortgage Securities I, Inc.,
                  REMIC: NAS, Series 1996-S2, Class M3, Callable,
                  6.75% due 01/25/11.............................     NR/BBB              472,812

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
FINANCIAL SERVICES (CONTINUED)
$  3,476,404    Residential Funding Mortgage Securities I, Inc.,
                  REMIC: PAC (11), AS, Series 1994-S12, Class A3,
                  Callable, 6.50% due 04/25/09...................    Aa1/AAA      $     3,491,769
      85,480    Resolution Trust Corp., REMIC: CSTR, Series
                  1991-6, Class A1, Callable, 6.840% due
                  05/25/19.......................................    Aaa/AAA               86,032
  12,500,000    Sears Credit Account Master Trust, Controlled
                  Amortization, Callable, Series 1996-1, Class A,
                  6.20% due 02/16/06.............................    Aaa/AAA           12,826,625
   7,000,000    Sears Credit Account Master Trust, Controlled
                  Amortization, Callable, Series 1996-4, Class A,
                  6.45% due 10/16/06.............................    Aaa/AAA            7,221,690
      40,942    The Money Store Home Equity Trust, Sequential
                  Payer, Series 1992-A, Class A, Callable, 6.95%
                  due 01/15/07...................................    Aaa/AAA               41,721
     650,000    Vendee Mortgage Trust, REMIC: Sequential Payer,
                  Series 1997-1, Class 2C, Partially Callable,
                  7.50% due 09/15/17.............................     NR/NR               661,850
      12,676    Western Financial Grantor Trust, Sequential
                  Payer, Series 1995-3, Class A1, Callable, 6.05%
                  due 11/01/00...................................    Aaa/AAA               12,700
     442,214    World Omni Automobile Lease Securitization Trust,
                  Sequential Payer, Series 1996-A, Class A1,
                  Callable, 6.30% due 06/25/02...................    Aaa/AAA              442,475
   2,592,466    World Omni Automobile Lease Securitization Trust,
                  Sequential Payer, Series 1997-A, Class A2,
                  Callable, 6.75% due 06/25/03...................    Aaa/AAA            2,681,906
                                                                                  ---------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                      ASSET BACKED SECURITIES (COST
                      $156,412,408)..............................                     157,894,431
                                                                                  ---------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
   1,100,000    Corporate Express, Inc., Callable 07/01/99, 4.50%
                  due 07/01/00 (cost $934,625)...................      B3/B               973,500
                                                                                  ---------------

CORPORATE OBLIGATIONS (22.6%)
APPARELS & TEXTILES (0.4%)
     500,000    Collins & Aikman Products Co., Callable 04/15/01,
                  11.50% due 04/15/06............................      B2/B               516,250
     300,000    Fruit of the Loom, Inc., Refunding, 6.50% due
                  11/15/03.......................................    Ba1/BB+              290,424
     750,000    Fruit of the Loom, Inc., Refunding, 7.875% due
                  10/15/99.......................................    Ba1/BB-              760,380
   2,570,000    Polymer Group, Inc., Series B, Callable 07/01/02,
                  9.00% due 07/01/07.............................      B2/B             2,409,375
   1,000,000    Westpoint Stevens, Inc., Callable, 7.875% due
                  06/15/05.......................................     Ba3/BB            1,012,500
                                                                                  ---------------
                                                                                        4,988,929
                                                                                  ---------------

AUTOMOTIVE (0.0%)
     385,000    Ford Motor Co., 9.98% due 02/15/47...............      A1/A               551,563
                                                                                  ---------------

AUTOMOTIVE SUPPLIES (0.1%)
   1,000,000    Federal-Mogul Corp., Callable, 7.75% due
                  07/01/06.......................................    Ba2/BB+            1,011,710
                                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
BANKING (1.6%)
$  2,750,000    FCB/SC Capital Trust I, Callable 03/15/08, 8.25%
                  due 03/15/28...................................     NR/NR       $     2,965,302
     650,000    First Chicago NBD Corp., Refunding, 6.875% due
                  06/15/03.......................................      A1/A               687,563
   8,300,000    First Union Corp., Putable, 6.55% due 10/15/35...     A2/A-             8,554,146
   2,500,000    Union Bank of Switzerland AG-New York, 7.00% due
                  10/15/15.......................................     Aa1/AA            2,395,575
   6,235,000    Union Bank of Switzerland AG-New York, 7.75% due
                  09/01/26.......................................     Aa1/AA            6,392,060
                                                                                  ---------------
                                                                                       20,994,646
                                                                                  ---------------

BROADCASTING & PUBLISHING (0.9%)
   1,700,000    Capstar Broadcasting Partners, Callable 07/01/02,
                  9.25% due 07/01/07.............................     B2/B-             1,695,750
   2,700,000    Fox Family Worldwide, Inc., Callable 11/01/02,
                  9.25% due 11/01/07.............................      B1/B             2,531,250
   6,000,000    TCI Communications, Inc., Refunding, 7.875% due
                  08/01/13.......................................   Baa3/BBB-           6,746,700
     700,000    TCI Communications, Inc., Series B, MTN, 7.49%
                  due 09/05/03...................................   Baa3/BBB-             763,448
                                                                                  ---------------
                                                                                       11,737,148
                                                                                  ---------------

BUILDING MATERIALS (0.8%)
  11,000,000    Armstrong World, Inc., 6.35% due 08/15/03........    Baa1/A-           11,429,990
                                                                                  ---------------

CHEMICALS (0.3%)
   3,500,000    Arco Chemical Co., Refunding, 9.80% due
                  02/01/20.......................................    Ba2/BBB+           3,647,840
                                                                                  ---------------

ELECTRIC (1.8%)
     494,000    Calpine Corp., 7.875% due 04/01/08...............    Ba2/BB-              484,120
     100,000    Northern States Power Co., 7.125% due 07/01/25...     Aa3/AA              108,817
   5,000,000    PacificCorp., Series H, MTN, Callable, 6.75% due
                  07/15/04.......................................     A2/A+             5,398,150
   4,350,000    PacifiCorp, Series B, MTN, 8.90% due 02/15/01....     A2/A+             4,704,003
   5,000,000    PECO Energy Co., 8.00% due 04/01/02..............   Baa1/BBB+           5,451,350
   8,350,000    Scana Corp., Series B, MTN, 5.81% due 10/23/08...      A3/A             8,360,270
     500,000    Unicom Corp., Series 90, Refunding, 6.50% due
                  04/15/00.......................................    Baa2/BBB             511,170
                                                                                  ---------------
                                                                                       25,017,880
                                                                                  ---------------

ELECTRONICS (0.5%)
   7,000,000    Sensormatic Electronics Corp., Callable, (144A),
                  7.74% due 03/29/06.............................     NR/BB+            6,523,160
                                                                                  ---------------

ENERGY SOURCE (0.0%)
     506,000    Cogentrix Energy, Inc., Callable, (144A), 8.75%
                  due 10/15/08...................................    Ba1/BB+              507,265
                                                                                  ---------------

ENTERTAINMENT, LEISURE & MEDIA (0.4%)
   2,500,000    Fox/Liberty Networks LLC, Callable 08/15/02,
                  8.875% due 08/15/07............................      B1/B             2,425,000
   1,090,000    Jacor Communications Co., Series B, Callable
                  06/15/02, 8.75% due 06/15/07...................      B2/B             1,139,050

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
$  1,100,000    Lamar Advertising Co., Callable 09/15/02, 8.625%
                  due 09/15/07...................................      B1/B       $     1,117,875
   1,000,000    Outdoor Systems, Inc., Callable 06/15/02, 8.875%
                  due 06/15/07...................................      B1/B             1,016,250
                                                                                  ---------------
                                                                                        5,698,175
                                                                                  ---------------

FINANCIAL SERVICES (5.0%)
  13,000,000    Associates Corp. N.A., 5.875% due 07/15/02.......    Aa3/AA-           13,069,290
   3,060,000    Associates Corp. N.A., Putable, 5.96% due
                  05/15/37.......................................    Aa3/AA-            3,144,517
      25,000    Chrysler Financial Co. LLC, Series Q, MTN, 6.35%
                  due 06/22/99...................................     A2/A+                25,195
   3,400,000    Commercial Credit Co., Putable, Refunding, 8.70%
                  due 06/15/10...................................     Aa3/A+            4,068,610
   5,000,000    Enterprise Rent-a-Car USA Finance Co., (144A),
                  6.375% due 05/15/03............................    Baa2/BBB           5,054,850
   4,000,000    FCB/NC Capital Trust I, Callable 03/01/08, 8.05%
                  due 03/01/28...................................    Baa3/BB+           4,203,880
     750,000    Ford Motor Credit Co., 6.50% due 02/28/02........      A1/A               770,325
     750,000    General Motors Acceptance Corp., 6.75% due
                  02/07/02.......................................      A2/A               781,162
   1,000,000    GS Escrow Corp., Callable, (144A), 7.125% due
                  08/01/05.......................................    Ba1/BB+            1,016,860
   2,500,000    Keystone Financial Mid-Atlantic Funding, MTN,
                  6.50% due 05/31/08.............................   Baa2/BBB+           2,633,975
   1,000,000    Nationwide Financial Services, Inc., Callable
                  03/01/07, 8.00% due 03/01/27...................     A1/A+             1,111,830
  13,000,000    Norwest Financial, Inc., 7.20% due
                  04/01/04(s)(t).................................    Aa3/AA-           14,223,560
   4,400,000    Phillips 66 Capital Trust II, Callable 01/15/07,
                  8.00% due 01/15/37.............................   Baa1/BBB+           4,600,684
   4,100,000    Provident Companies, Inc., 7.405% due 03/15/38...     A3/BBB            4,060,681
   3,000,000    Safeco Capital Trust I, Callable 07/15/07, 8.072%
                  due 07/15/37...................................      A3/A             3,050,340
     750,000    Sears Roebuck Acceptance Corp., Series 1, MTN,
                  6.40% due 10/11/00.............................     A2/A-               765,652
     150,000    Sears Roebuck Acceptance Corp., Series 3, MTN,
                  6.60% due 10/09/01.............................     A2/A-               154,810
   2,450,000    Sun World International, Inc., Series B, Callable
                  04/15/01, 11.25% due 04/15/04..................      B2/B             2,563,312
   1,500,000    US Bancorp, Series B, Callable 12/15/06, (144A),
                  8.27% due 12/15/26.............................     A1/NR             1,619,430
                                                                                  ---------------
                                                                                       66,918,963
                                                                                  ---------------

FOOD, BEVERAGES & TOBACCO (0.1%)
     750,000    Coca-Cola Enterprises, 6.625% due 08/01/04.......     A3/A+               799,365
   1,000,000    Tricon Global Restaurants, Callable, 7.45% due
                  05/15/05.......................................     Ba1/BB            1,045,750
                                                                                  ---------------
                                                                                        1,845,115
                                                                                  ---------------

FOREST PRODUCTS & PAPER (1.6%)
   5,000,000    Champion International Corp., 7.10% due
                  09/01/05.......................................    Baa1/BBB           5,189,150
   9,150,000    Georgia-Pacific Corp., Callable 04/30/05, 8.625%
                  due 04/30/25...................................   Baa2/BBB-           9,626,898
   5,600,000    Georgia-Pacific Corp., Refunding, 9.95% due
                  06/15/02.......................................   Baa2/BBB-           6,388,368
                                                                                  ---------------
                                                                                       21,204,416
                                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
HEALTH SERVICES (0.4%)
$  2,675,000    Genesis Health Ventures, Callable 06/15/00, 9.75%
                  due 06/15/05...................................     B2/B-       $     2,457,656
   2,000,000    Mariner Post-Acute Network, Inc., Series B,
                  Callable 04/01/01, 9.50% due 04/01/06..........     B2/B-             1,855,000
   1,400,000    Sun Healthcare Group, Inc., Callable 05/01/03,
                  (144A), 9.375% due 05/01/08....................    B2/CCC+            1,039,500
                                                                                  ---------------
                                                                                        5,352,156
                                                                                  ---------------

METALS & MINING (0.2%)
   2,400,000    P&L Coal Holdings Corp., Callable 05/15/03,
                  (144A), 9.625% due 05/15/08....................      B2/B             2,394,000
   1,000,000    Ryerson Tull, Inc., Callable, 8.50% due
                  07/15/01.......................................    Baa3/BBB           1,021,250
                                                                                  ---------------
                                                                                        3,415,250
                                                                                  ---------------

NATURAL GAS (1.0%)
     200,000    BP America, Inc., Refunding, 7.875% due
                  05/15/02.......................................     Aa2/AA              219,002
   3,466,000    Columbia Gas Systems, Series G, Callable
                  11/28/05, 7.62% due 11/28/25...................    A3/BBB+            3,627,467
     684,000    Consolidated Natural Gas Co., Callable 12/03/98,
                  Sinking Fund, 8.625% due 12/01/11..............     A2/AA-              716,114
     500,000    Ferrellgas Partners, LP, Series B, Callable
                  06/15/01, 9.375% due 06/15/06..................     B1/B+               466,875
   5,000,000    National Fuel Gas Co., Series D, MTN, Putable,
                  6.214% due 08/12/27............................     A2/A-             5,237,350
   3,000,000    Williams Companies, Inc., 6.125% due 02/01/01....   Baa2/BBB-           3,060,270
                                                                                  ---------------
                                                                                       13,327,078
                                                                                  ---------------

OIL-PRODUCTION (0.4%)
   2,500,000    Ocean Energy, Inc., Series B, Callable 07/15/02,
                  8.875% due 07/15/07............................     B1/BB-            2,481,250
   2,500,000    Plains Resources, Inc., Series D, Callable
                  03/15/01, 10.25% due 03/15/06..................     B2/B-             2,484,375
                                                                                  ---------------
                                                                                        4,965,625
                                                                                  ---------------

OIL-SERVICES (0.4%)
     750,000    Lasmo (USA) Inc., Callable 06/01/03, Refunding,
                  8.375% due 06/01/23............................    Baa2/BBB             729,405
   1,250,000    Newpark Resources, Inc., Series B, Callable
                  12/15/02, 8.625% due 12/15/07..................     B2/B+             1,221,875
   3,673,071    Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                  04/30/02.......................................    Baa3/BBB           3,122,110
                                                                                  ---------------
                                                                                        5,073,390
                                                                                  ---------------

PACKAGING & CONTAINERS (0.0%)
     710,000    Stone Container Corp., Callable 12/03/98, 12.25%
                  due 04/01/02...................................     B3/B-               653,200
                                                                                  ---------------

PHARMACEUTICALS (0.1%)
   1,000,000    Merck & Co., Inc., Series B, MTN, Putable, 5.76%
                  due 05/03/37...................................    Aaa/AAA            1,047,200
                                                                                  ---------------

RAILROADS (1.0%)
     750,000    Norfolk Southern Corp., 6.70% due 05/01/00.......   Baa1/BBB+             767,460
     700,000    Union Pacific Corp., 6.625% due 02/01/08.........   Baa3/BBB-             706,104

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
RAILROADS (CONTINUED)
$  5,000,000    Union Pacific Corp., 7.125% due 02/01/28.........    Baa3/BBB     $     4,977,550
   7,000,000    Union Pacific Corp., 7.60% due 05/01/05(s)(t)....   Baa3/BBB-           7,534,520
                                                                                  ---------------
                                                                                       13,985,634
                                                                                  ---------------

RETAIL (0.3%)
   2,500,000    Federated Department Stores, Inc., 8.50% due
                  06/15/03.......................................   Baa2/BBB-           2,765,475
   1,000,000    Fred Meyer, Inc., Callable, 7.45% due 03/01/08...    Ba2/BB+            1,047,340
                                                                                  ---------------
                                                                                        3,812,815
                                                                                  ---------------

TELECOMMUNICATIONS (0.4%)
   1,000,000    Lenfest Communications Inc., 7.625% due
                  02/15/08.......................................    Ba3/BB+            1,000,000
   1,500,000    McLeodUSA, Inc., Callable 07/15/02, 9.25% due
                  07/15/07.......................................     B2/B+             1,483,125
   1,000,000    NEXTLINK Communications, Inc., Callable 10/01/02,
                  9.625% due 10/01/07............................      B3/B               942,500
   2,000,000    Qwest Communications International, Inc., Series
                  B, Callable 04/01/02, 10.875% due 04/01/07.....    Ba1/BB+            2,312,500
                                                                                  ---------------
                                                                                        5,738,125
                                                                                  ---------------

TELEPHONE (2.7%)
   1,000,000    Bellsouth Telecommunications, Inc., Callable,
                  6.375% due 06/01/28............................    Aaa/AAA            1,019,650
   8,000,000    GTE California, Inc., Series F, 6.75% due
                  05/15/27.......................................     A2/AA-            8,122,720
   7,500,000    MCI Worldcom, Inc., 6.95% due 08/15/06...........   Baa2/BBB+           7,985,325
  16,075,000    New York Telephone Co., Callable 02/15/04, 7.25%
                  due 02/15/24...................................     A2/A+            16,780,210
   1,825,000    New York Telephone Co., Callable 08/15/03, 7.00%
                  due 08/15/25...................................     A2/A+             1,862,613
     130,000    SBC Communications, Inc., Refunding, 7.125% due
                  03/15/26.......................................     A1/AA-              142,840
                                                                                  ---------------
                                                                                       35,913,358
                                                                                  ---------------

TRANSPORTATION (0.2%)
   2,500,000    Atlantic Express Transportation Corp., Callable
                  02/01/01, 10.75% due 02/01/04..................      B2/B             2,550,000
                                                                                  ---------------

UTILITIES (2.0%)
  10,000,000    Atmos Energy Corp., 6.75% due 07/15/28...........     A3/A-             9,602,800
     550,000    Boston Edison, Callable 03/16/03, 7.80% due
                  03/15/23.......................................    Baa2/BBB             566,263
   2,950,000    Central Power & Light Co., Series KK, 6.625% due
                  07/01/05.......................................      A3/A             3,123,607
  10,600,000    Southern Co. Capital Trust I, Callable 02/01/07,
                  8.19% due 02/01/37.............................     A3/A-            11,618,236
   1,800,000    Southern Co. Capital Trust II, Callable 02/15/07,
                  8.14% due 02/15/27.............................     A3/A-             1,825,686
                                                                                  ---------------
                                                                                       26,736,592
                                                                                  ---------------
                    TOTAL CORPORATE OBLIGATIONS (COST
                      $300,231,124)..............................                     304,647,223
                                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
FOREIGN CORPORATE OBLIGATIONS (4.6%)
BERMUDA (0.1%)
ENTERTAINMENT, LEISURE & MEDIA
$  1,250,000    Central European Media Enterprises, Callable
                  08/15/01, 9.375% due 08/15/04..................      B2/B       $       978,125
                                                                                  ---------------

CANADA (2.4%)
FINANCIAL SERVICES
   5,000,000    McKesson Finance of Canada, (144A), 6.55% due
                  11/01/02.......................................     A3/A-             5,151,599

FOOD, BEVERAGES & TOBACCO
   1,000,000    Cott Corp., Callable 07/01/00, 8.50% due
                  05/01/07.......................................     Ba3/B+              932,500

FOREST PRODUCTS & PAPER
   1,000,000    Avenor, Inc., Series E, Refunding, 9.86% due
                  06/30/01.......................................     NR/BBB            1,066,250

OIL PRODUCTION
   1,499,400    Express Pipeline LP, Series B, Callable, Sinking
                  Fund, (144A), 7.39% due 12/31/19...............   Baa3/BBB-           1,420,681

RAILROADS
   5,350,000    Canadian National Railway, Refunding, 7.00% due
                  03/15/04.......................................    Baa2/BBB           5,722,467

TELECOMMUNICATIONS
     900,000    Rogers Cablesystems Ltd., Callable 12/01/02,
                  10.00% due 12/01/07............................    Ba3/BB+              978,750

TELECOMMUNICATION SERVICES
     300,000    Microcell Telecommunications, Inc., Series B,
                  Callable 12/01/01, 0.00% due 06/01/06(v).......     B3/NR               196,500

TELEPHONE
     600,000    Call-Net Enterprises, Inc., Callable 08/15/02,
                  0.00% due 08/15/07(v)..........................     B1/BB-              378,000
   1,250,000    Rogers Cantel, Inc., Callable 10/01/02, 8.30% due
                  10/01/07.......................................    Ba3/BB+            1,173,437

TRANSPORT & SERVICES
   7,000,000    Laidlaw, Inc., Putable, 6.72% due 10/01/27.......   Baa3/BBB+           7,281,750
   2,500,000    Teekay Shipping Corp., Sinking Fund, 8.32% due
                  02/01/08.......................................    Ba2/BB+            2,409,375

WATER
   4,500,000    Hydro Quebec, Series GF, 8.875% due 03/01/26.....     A2/A+             5,633,595
                                                                                  ---------------
                                                                                       32,344,904
                                                                                  ---------------

CHILE (0.0%)
ELECTRIC
     200,000    Endesa-Chile Overseas, 7.20% due 04/01/06........    Baa1/A-              177,736
                                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
FRANCE (0.2%)
ELECTRICAL EQUIPMENT
$  1,570,000    Legrand S.A., 8.50% due 02/15/25.................      A2/A       $     1,933,455
                                                                                  ---------------

HONG KONG (0.0%)
BANKING
     455,000    Bangkok Bank Public Co. Ltd, (144A), 7.25% due
                  09/15/05.......................................     B2/B+               240,013
      55,000    Bangkok Bank Public Co. Ltd, (144A), 8.375% due
                  01/15/27.......................................     B2/B+                24,338
                                                                                  ---------------
                                                                                          264,351
                                                                                  ---------------

JAPAN (0.1%)
FINANCIAL SERVICES
   1,000,000    BTM Curacao Holding, Series E, MTN, 5.72% due
                  09/29/49(v)....................................     A3/NA               840,000
                                                                                  ---------------

MEXICO (0.1%)
FOOD, BEVERAGES & TOBACCO
   2,000,000    Panamerican Beverages, 7.25% due 07/01/09........   Baa3/BBB-           1,921,640
                                                                                  ---------------

NETHERLANDS (0.1%)
FINANCIAL SERVICES
     300,000    ICI Finance Investments BV, Series E, MTN, 6.75%
                  due 08/07/02...................................    Baa1/A-              310,688
     950,000    Montell Finance Co. BV, (144A), 8.10% due
                  03/15/27.......................................      A3/A             1,176,651
                                                                                  ---------------
                                                                                        1,487,339
                                                                                  ---------------

SOUTH KOREA (0.2%)
BANKING
   1,000,000    Export-Import Bank of Korea, 7.125% due
                  09/20/01.......................................     Ba2/NR              876,875

ELECTRIC
   1,500,000    Korea Electric Power Corp., Putable, 6.00% due
                  12/01/26.......................................    Ba1/BB+            1,262,790
                                                                                  ---------------
                                                                                        2,139,665
                                                                                  ---------------

SWEDEN (0.1%)
TRANSPORTATION
   1,500,000    Stena AB, Callable 06/15/02, 8.75% due
                  06/15/07.......................................     Ba2/BB            1,406,250
                                                                                  ---------------

UNITED KINGDOM (1.3%)
BANKING
     500,000    Abbey National First Capital Co., 8.20% due
                  10/15/04.......................................    Aa3/AA-              561,565

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
ELECTRIC
$  5,000,000    National Power Co. PLC, 6.25% due 12/01/03.......      A2/A       $     5,153,125
  10,000,000    United Utilities PLC, Callable, 6.875% due
                  08/15/28(s)(t).................................     A2/A+             9,992,500

TELEPHONE
     500,000    Cable & Wireless Communications, Callable, 6.625%
                  due 03/06/05...................................    Baa1/A-              506,820
   1,500,000    Orange PLC, Callable 08/01/03, 8.00% due
                  08/01/08.......................................     Ba3/B+            1,473,750
                                                                                  ---------------
                                                                                       17,687,760
                                                                                  ---------------

VENEZUELA (0.0%)
FINANCIAL SERVICES
     725,000    Corporacion Andina De Fomento, 6.75% due
                  03/15/05.......................................    A3/BBB+              648,897
                                                                                  ---------------
                    TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                      $61,139,812)...............................                      61,830,122
                                                                                  ---------------

FOREIGN GOVERNMENT AGENCIES (0.5%)
MEXICO (0.5%)
ENERGY SOURCE
   3,814,000    Petroleos Mexicanos, (144A), 7.75% due
                  10/29/99.......................................     Ba2/BB            3,775,860
   3,300,000    Petroleos Mexicanos, Callable 07/15/99, (144A),
                  11.137% due 07/15/05(s)........................     Ba2/BB            2,879,250
                                                                                  ---------------
                    TOTAL FOREIGN GOVERNMENT AGENCIES (COST
                      $7,136,859)................................                       6,655,110
                                                                                  ---------------

FOREIGN GOVERNMENT OBLIGATIONS (1.4%)
CANADA (0.4%)
     300,000    Province of Quebec, Series NJ, 7.50% due
                  07/15/23.......................................     A2/A+               325,689
   4,700,000    Province of Quebec, Series NY, 6.50% due
                  01/17/06(s)....................................     A2/A+             4,890,444
                                                                                  ---------------
                                                                                        5,216,133
                                                                                  ---------------

SUPRANATIONAL OBLIGATIONS (1.0%)
BANKING
  12,000,000    Inter-American Development Bank, 7.00% due
                  06/15/25.......................................    Aaa/AAA           13,624,200
                                                                                  ---------------
                    TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                      $18,561,228)...............................                      18,840,333
                                                                                  ---------------

PRIVATE PLACEMENT (0.8%)
REAL ESTATE (0.8%)
  11,000,000    200 East Tenants Corp., 6.50% due 12/01/13(f)
                  (cost $11,000,000).............................     NR/NR            11,238,700
                                                                                  ---------------

SOVEREIGN BONDS (0.4%)
COLOMBIA (0.1%)
   2,500,000    Republic of Colombia, Callable 08/13/00, 8.82%
                  due 08/13/05(v)................................   Baa3/BBB-           2,137,500
                                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
POLAND (0.3%)
$  3,970,000    Republic of Poland Bearer PDI, Callable 04/27/99,
                  Sinking Fund, 4.00% due 10/27/14(v)............   Baa3/BBB-     $     3,592,850
                                                                                  ---------------
                    TOTAL SOVEREIGN BONDS (COST $5,896,743)......                       5,730,350
                                                                                  ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (29.4%)
FEDERAL HOME LOAN MORTGAGE CORP. (10.8%)
     222,587    6.00% due 03/01/11...............................                         223,546
     868,797    6.00% due 04/01/11...............................                         872,530
      83,098    7.00% due 09/01/09...............................                          84,738
     549,054    7.00% due 10/01/10...............................                         560,008
     348,079    7.00% due 03/01/27...............................                         354,950
   2,715,726    7.00% due 07/01/28...............................                       2,769,878
  11,397,886    7.50% due 10/01/26...............................                      11,665,736
   1,182,989    8.00% due 11/01/26...............................                       1,219,874
   1,742,396    8.00% due 12/01/26...............................                       1,796,044
     560,759    8.00% due 03/01/27...............................                         578,178
       7,698    9.00% due 04/01/03...............................                           7,981
   5,587,582    9.25% due 06/01/16...............................                       5,917,417
      99,964    9.50% due 08/01/04...............................                         104,726
     200,001    9.50% due 11/01/05...............................                         209,549
   1,014,490    9.50% due 12/01/05...............................                       1,062,959
     223,547    9.50% due 02/01/06...............................                         234,226
     320,820    9.50% due 03/01/06...............................                         336,178
      14,491    10.00% due 04/01/09..............................                          15,642
         877    12.50% due 08/01/14..............................                             986
   2,925,351    Gold, 6.50% due 06/01/04.........................                       2,936,321
   9,762,562    Gold, 8.506% due 12/01/04........................                      10,741,869
     300,000    REMIC: AD, Series 1290, Class L, Partially
                  Callable, 7.50% due 10/15/09...................                         317,691
     300,000    REMIC: PAC, Series 102, Class I, Partially
                  Callable, 7.00% due 12/15/20...................                         301,908
      32,000    REMIC: PAC-1(11), Series 1168, Class H, Partially
                  Callable, 7.50% due 11/15/21...................                          32,841
     250,000    REMIC: PAC-1(11), Series 1199, Class E, Partially
                  Callable, 7.50% due 10/15/19...................                         251,828
     415,000    REMIC: PAC-1(11), Series 1207, Class J, Partially
                  Callable, 6.75% due 07/15/19...................                         422,595
      59,217    REMIC: PAC-1(11), Series 1215, Class F, Partially
                  Callable, 6.75% due 05/15/05...................                          59,167
  35,760,000    REMIC: PAC-1(11), Series 1542, Class J, Partially
                  Callable, 7.00% due 02/15/22(t)................                      37,129,608
     500,000    REMIC: PAC-1(11), Series 1543, Class VK,
                  Partially Callable, 6.70% due 01/15/23.........                         513,635
  13,000,000    REMIC: PAC-1(11), Series 1594, Class H, Partially
                  Callable, 6.00% due 10/15/08...................                      13,662,220
  31,500,000    REMIC: PAC-1(11), Series 1684, Class G, Partially
                  Callable, 6.50% due 03/15/23(t)................                      32,256,315
   7,500,000    REMIC: PAC-1(11), Series 1714, Class K, Partially
                  Callable, 7.00% due 04/15/24...................                       7,619,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$    161,401    REMIC: PAC-2(11), Series 39, Class F, Partially
                  Callable, 10.00% due 05/15/20..................                 $       173,165
   1,600,000    REMIC: SCH(22), Series 1701, Class B, Partially
                  Callable, 6.50% due 03/15/09...................                       1,606,368
   7,830,000    REMIC: Sequential Payer, AD, Series 1980, Class
                  VB, Partially Callable, 7.00% due 03/15/11.....                       8,067,484
     850,000    REMIC: Sequential Payer, Series 1980, Class C,
                  Partially Callable, 6.85% due 10/15/21.........                         853,885
                                                                                  ---------------
                                                                                      144,961,821
                                                                                  ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.2%)
     175,946    6.00% due 04/25/19...............................                         175,482
     118,800    6.50% due 06/01/13...............................                         120,502
      75,191    6.50% due 08/01/13...............................                          76,266
     977,974    6.50% due 07/01/28...............................                         985,289
     475,201    6.50% due 08/01/28...............................                         478,760
   5,578,485    6.50% due 09/01/28...............................                       5,620,324
   2,822,929    6.88% due 11/01/05...............................                       2,939,347
  13,900,113    7.00% due 04/01/28...............................                      14,198,506
   6,555,502    7.00% due 06/01/28...............................                       6,696,736
  22,674,179    7.00% due 07/01/28...............................                      23,162,455
     303,190    7.50% due 03/01/27...............................                         310,757
     384,192    8.00% due 06/01/11...............................                         395,952
       3,582    8.00% due 08/01/22...............................                           3,694
     457,894    8.00% due 11/01/26...............................                         472,734
   1,745,609    8.00% due 12/01/26...............................                       1,801,782
   2,642,670    8.00% due 05/01/27...............................                       2,729,429
   4,265,670    8.70% due 02/01/05...............................                       4,570,932
     232,986    9.00% due 12/01/24...............................                         244,533
   1,132,869    9.50% due 07/01/05...............................                       1,196,276
     266,596    10.00% due 06/01/20..............................                         286,907
  20,856,793    IO, Series 292, Class 2, 7.50% due 11/01/27......                       2,763,525
  20,856,793    PO, Zero Coupon, Series 292, Class 1, 7.01% due
                  11/01/27(y)....................................                      18,621,205
     102,142    REMIC: PAC(11), Series 1993-41, Class PE, 5.75%
                  due 04/25/19...................................                         101,682
   6,244,242    REMIC: Sequential Payer, Series 1998-11, Class Z,
                  6.00% due 03/18/28.............................                       5,906,429
  43,580,000    TBA, November, 6.50% due 12/01/28................                      43,920,469
                                                                                  ---------------
                                                                                      137,779,973
                                                                                  ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (8.4%)
   4,376,117    6.50% due 06/15/28...............................                       4,425,326
   5,365,662    6.50% due 07/15/28...............................                       5,426,018
     320,889    7.00% due 12/15/08...............................                         329,146
   6,519,673    7.00% due 03/15/26...............................                       6,712,851
     282,156    7.00% due 12/15/27...............................                         288,933
     165,181    7.00% due 01/15/28...............................                         169,149
      52,037    7.00% due 02/15/28...............................                          53,284
   6,613,912    7.00% due 04/15/28...............................                       6,772,608

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  5,093,100    7.00% due 05/15/28...............................                 $     5,215,503
   4,875,880    7.00% due 06/15/28...............................                       4,993,136
   2,534,004    7.00% due 07/15/28...............................                       2,594,935
   2,872,952    7.00% due 08/15/28...............................                       2,942,033
   3,193,974    7.00% due 09/15/28...............................                       3,270,821
   7,745,652    7.00% due 05/15/35...............................                       7,975,311
   5,900,020    7.125% due 04/15/31..............................                       6,107,995
   5,201,927    7.125% due 01/15/31..............................                       5,362,562
   5,106,871    7.25% due 02/15/27...............................                       5,272,435
   2,577,789    7.25% due 01/15/31...............................                       2,661,412
   2,791,866    7.50% due 05/15/31...............................                       2,890,307
   6,284,265    7.50% due 05/15/26...............................                       6,505,722
   8,020,356    7.50% due 01/15/27...............................                       8,256,075
   4,428,611    7.50% due 02/15/27...............................                       4,558,458
   5,462,711    7.625% due 05/15/31..............................                       5,648,498
   1,490,676    7.75% due 06/15/23...............................                       1,544,086
   8,519,503    7.75% due 07/15/31...............................                       8,825,268
   3,306,304    7.875% due 12/15/99..............................                       3,423,976
     408,769    8.00% due 06/15/17...............................                         423,735
     161,488    8.00% due 08/15/26...............................                         167,270
     326,789    8.00% due 12/15/26...............................                         338,711
     366,881    8.00% due 04/15/27...............................                         380,148
     122,407    9.00% due 12/15/19...............................                         130,124
      17,286    11.00% due 05/15/16..............................                          19,233
       9,404    11.50% due 07/15/13..............................                          10,585
                                                                                  ---------------
                                                                                      113,695,654
                                                                                  ---------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                      (COST $387,402,872)........................                     396,437,448
                                                                                  ---------------

U.S. TREASURY OBLIGATIONS (22.3%)
U.S. TREASURY BONDS (5.9%)
     220,000    5.375% due 06/30/03..............................                         229,739
     425,000    5.50% due 08/15/28...............................                         447,228
  26,918,000    6.75% due 08/15/26(s)............................                      32,317,482
   1,925,000    8.50% due 02/15/20(s)............................                       2,673,112
   1,200,000    10.375% due 11/15/12(s)(t).......................                       1,676,376
  27,250,000    12.00% due 08/15/13(s)(t)........................                      42,042,118
                                                                                  ---------------
                                                                                       79,386,055
                                                                                  ---------------

U.S. TREASURY NOTES (16.4%)
  45,340,000    5.25% due 08/15/03(s)............................                      47,292,794
   5,620,000    5.75% due 08/15/03(s)(t).........................                       5,955,121
   2,135,000    5.875% due 11/15/99(s)(t)........................                       2,166,491
  19,405,000    5.88% due 02/15/00(s)............................                      19,786,696
  72,625,000    6.25% due 02/28/02(s)............................                      76,734,849

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                            RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)         VALUE
------------    -------------------------------------------------  ------------   ---------------
U.S. TREASURY NOTES (CONTINUED)
$    245,000    6.625% due 03/31/02(s)...........................                 $       261,993
   6,900,000    6.625% due 05/15/07(s)...........................                       7,830,948
   7,815,000    6.63% due 06/30/01(s)............................                       8,258,501
     713,000    6.88% due 05/15/06...............................                         816,314
   2,020,000    7.875% due 08/15/01(s)(t)........................                       2,203,578
   2,165,000    7.88% due 11/15/04(s)(t).........................                       2,542,273
  42,370,000    8.50% due 11/15/00(s)............................                      45,801,546
   2,090,000    Strips, 0.00% due 08/15/12.......................                       1,006,669
                                                                                  ---------------
                                                                                      220,657,773
                                                                                  ---------------
                    TOTAL U.S. TREASURY OBLIGATIONS (COST
                      $292,899,591)..............................                     300,043,828
                                                                                  ---------------

   SHARES
------------
CONVERTIBLE PREFERRED STOCKS (1.2%)
FINANCIAL SERVICES (0.3%)
     150,000    TCI Communications Financing II, Callable
                  05/31/01, 10.00%...............................          Ba2/BB+         4,068,750

INDUSTRIAL PRODUCTS & SERVICES (0.9%)
      12,575    Home Ownership Funding, (144A), 13.331%..........           Aaa/NR        12,404,961
                                                                                     ---------------
                    TOTAL CONVERTIBLE PREFERRED STOCK (COST
                      $16,675,578)...............................                         16,473,711
                                                                                     ---------------

PREFERRED STOCKS (0.1%)
OIL-SERVICES (0.1%)
      36,000    Lasmo PLC, 10.00%, Series A, 10.00% (cost
                  $801,000)......................................        Baa3/BBB-           893,250
                                                                                     ---------------

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM INVESTMENTS (6.3%)
CERTIFICATES OF DEPOSIT-DOMESTIC (0.4%)
BANKING (0.4%)
   5,000,000    Mercantile Safe Deposit & Trust, 6.16% due
                  08/16/99.......................................           A1/AA-         5,020,000
                                                                                     ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)
  10,000,000    Federal Home Loan Bank Discount Notes, 4.04% due
                  12/04/98(y)....................................                          9,953,800
                                                                                     ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                     SECURITY DESCRIPTION                                        VALUE
------------    -------------------------------------------------                    ---------------
REPURCHASE AGREEMENT (5.2%)
$ 69,829,000    Goldman Sachs Repurchase Agreement, 5.38% dated
                  10/30/98 due 11/02/98, proceeds $69,860,307
                  (collateralized by $68,674,000 U.S. Treasury
                  Bond, 6.00% due 02/15/26, valued at
                  $70,964,692; $261,188 U.S. Treasury Note,
                  5.625% due 10/31/99, valued at $256,067).......                    $    69,829,000
                                                                                     ---------------
                    TOTAL SHORT-TERM INVESTMENTS (COST
                      $84,782,800)...............................                         84,802,800
                                                                                     ---------------
                TOTAL INVESTMENTS (COST $1,347,875,301) (101.7%)..................     1,370,534,286
                LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%).....................       (23,344,489)
                                                                                     ---------------
                NET ASSETS (100.0%)...............................................   $ 1,347,189,797
                                                                                     ---------------
                                                                                     ---------------

------------------------------
Note: Based on the cost of investments of $1,347,875,301 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation and depreciation was $34,638,365 and $11,990,424, respectively, resulting in net unrealized depreciation of $22,647,941.

(f) Fair valued security. Approximately 1% of the market value of the securities have been valued at fair value. (See Note 1a).

(j)  The security is issued by a related party of J.P. Morgan.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $268,653,589 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y)  Yield to Maturity.

Abbreviations used in the schedule of investments are as follows:

144A -- Securities restricted for resalt to Qualified Institutional Buyers.

AD -- Accretion Directed.

AS -- Accelerated Security.

CSTR -- Collateral Strip Rate.

IO -- Interest Only.

MTN -- Medium Term Note.

NAS -- Non-accelerated Security.

NR -- Not Rated.

PAC -- Planned Amortization Class.

PDI -- Past Due Interest.

PO -- Principal Only.

REMIC -- Real Estate Mortgage Investment Conduit.

SCH -- Scheduled Payment.

TBA -- Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,347,875,301)         $1,370,534,286
Cash                                                       21,499
Foreign Currency at Value (Cost $1,703,506)             1,692,462
Receivable for Investments Sold                        76,135,633
Interest Receivable                                    15,361,843
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                      905,842
Foreign Tax Reclaim Receivable                             37,900
Prepaid Trustees' Fees                                      8,887
Prepaid Expenses and Other Assets                           9,381
                                                   --------------
    Total Assets                                    1,464,707,733
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     115,842,575
Variation Margin Payable                                1,069,117
Advisory Fee Payable                                      342,429
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                      134,759
Administrative Services Fee Payable                        32,165
Administration Fee Payable                                  1,501
Fund Services Fee Payable                                   1,168
Accrued Expenses                                           94,222
                                                   --------------
    Total Liabilities                                 117,517,936
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,347,189,797
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $79,125,271
Dividend Income (Net of Foreign Withholding Tax
  of $13,499 )                                                     1,846,616
                                                                 -----------
    Investment Income                                             80,971,887
EXPENSES
Advisory Fee                                       $ 3,583,060
Administrative Services Fee                            348,110
Custodian Fees and Expenses                            265,809
Professional Fees and Expenses                          59,102
Fund Services Fee                                       35,661
Administration Fee                                      22,913
Trustees' Fees and Expenses                             11,228
Miscellaneous                                           15,410
                                                   -----------
    Total Expenses                                                 4,341,293
                                                                 -----------
NET INVESTMENT INCOME                                             76,630,594
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           12,821,668
  Futures Contracts                                  6,025,933
  Foreign Currency Contracts and Transactions       (4,268,923)
                                                   -----------
    Net Realized Gain                                             14,578,678
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                        3,992,294
  Futures Contracts                                    247,304
  Foreign Currency Contracts and Translations          931,951
                                                   -----------
    Net Change in Unrealized Appreciation                          5,171,549
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $96,380,821
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                   ----------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     76,630,594   $     65,021,206
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions            14,578,678          7,026,218
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                              5,171,549         10,966,639
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         96,380,821         83,014,063
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           542,769,830        464,045,823
Withdrawals                                            (373,515,793)      (451,810,195)
                                                   ----------------   ----------------
    Net Increase from Investors' Transactions           169,254,037         12,235,628
                                                   ----------------   ----------------
    Total Increase in Net Assets                        265,634,858         95,249,691
NET ASSETS
Beginning of Fiscal Year                              1,081,554,939        986,305,248
                                                   ----------------   ----------------
End of Fiscal Year                                 $  1,347,189,797   $  1,081,554,939
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             OCTOBER 31,
                                                   --------------------------------
                                                   1998   1997   1996   1995   1994
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.36%  0.37%  0.37%  0.39%  0.46%
  Net Investment Income                            6.42%  6.70%  6.38%  6.68%  5.88%
Portfolio Turnover                                  115%    93%   186%   293%   234%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from J.P. Morgan Bond Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio(1)s trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At October 31, 1998, the portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       10/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
French Franc 185,703,864, expiring
 02/12/99........................................  $33,656,638   $33,573,447   $     (83,191)
German Mark 54,455,386, expiring
 02/12/99........................................   33,081,457    33,029,889         (51,568)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
French Franc 185,703,864, expiring
 02/12/99........................................   34,148,039    33,573,447         574,592
German Mark 54,455,386, expiring
 02/12/99........................................   33,361,139    33,029,889         331,250
                                                                               --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $     771,083
                                                                               --------------
                                                                               --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Open futures contracts at October 31, 1998 are summarized as follows:

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

      SUMMARY OF OPEN CONTRACTS AT OCTOBER 31, 1998

                                                                     NET
                                                                 UNREALIZED      PRINCIPAL
                                                    CONTRACTS    APPRECIATION/     AMOUNT
                                                      LONG       (DEPRECIATION)  OF CONTRACTS
                                                   -----------   -----------   --------------
U.S. Five Year Note, expiring December
 1998............................................       2,022    $  862,737    $ 230,940,617
                                                   -----------   -----------   --------------
                                                   -----------   -----------   --------------

                                                                     NET
                                                                 UNREALIZED      PRINCIPAL
                                                    CONTRACTS    APPRECIATION/     AMOUNT
                                                      SHORT      (DEPRECIATION)  OF CONTRACTS
                                                   -----------   -----------   --------------
U.S. Two Year Note, expiring December 1998 ......          57    $ (177,576)   $  11,943,830
U.S. Ten Year Note, expiring December 1998.......          86      (514,500)       9,832,375
U.S. Long Bond, expiring December
 1998............................................         470       155,586       60,741,524
                                                   -----------   -----------   --------------
Totals...........................................         613    $ (536,490)   $  82,517,729
                                                   -----------   -----------   --------------
                                                   -----------   -----------   --------------

   f) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the Agreement will remain the same. For the fiscal year ended October 31, 1998, this fee amounted to $3,583,060.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1998, the fee for these services amounted to $22,913.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1998, the fee for these services amounted to $348,110.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $35,661 for the fiscal year ended October 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1998, were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $331,248,442   $344,952,944
Corporate and Collateralized Mortgage Obligations
 and Other Securities............................   334,346,650    230,317,983
                                                   ------------   ------------
                                                   $665,595,092   $575,270,927
                                                   ------------   ------------
                                                   ------------   ------------

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operation and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "portfolio") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1998

42